Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total share-based compensation expense	$ 48	$ 348	$ 115	$ 711	$ 1,050	$ 2,164
Research And Development Expense [Member]
Total share-based compensation expense	0	50	5	115	169	564
Selling General And Administrative Expenses [Member]
Total share-based compensation expense	$ 48	$ 298	$ 110	$ 596	831	$ 1,600
Restructuring Charges [Member]
Total share-based compensation expense					$ 50